Note 38 (Tables)	12 Months Ended
Dec. 31, 2021
Dividend income [Abstract]
Dividend income breakdown by headline [Table Text Block]
The balances for this heading in the accompanying consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 39), as can be seen in the breakdown below:

Dividend income (Millions of Euros)
	2021	2020	2019
Non-trading financial assets mandatorily at fair value through profit or loss	64	15	26
Financial assets at fair value through other comprehensive income	112	122	126
Total	176	137	153